Invested and working capital, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Plant and equipment [Abstract]
Total plant and equipment	$ 522	$ 0	$ 2
Reconciliation of the movement [Abstract]
Opening balance	0	2	7
Additions	601	3	5
Disposals	(27)
Depreciation expense	(52)	(5)	(10)
Closing balance	$ 522	0	2
Bottom of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	1 year
Top of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	4 years
At Cost [Member]
Plant and equipment [Abstract]
Total plant and equipment	$ 629	56	63
Reconciliation of the movement [Abstract]
Opening balance	56	63
Closing balance	629	56	63
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Total plant and equipment	(107)	(56)	(61)
Reconciliation of the movement [Abstract]
Opening balance	(56)	(61)
Closing balance	$ (107)	$ (56)	$ (61)